COMMON SHARES	12 Months Ended
Feb. 28, 2023
COMMON SHARES
COMMON SHARES

15.         COMMON SHARES

The Company has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders’ vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

During the years ended February 28, 2021, 2022 and 2023, 2,000, 17,785,600 and nil Class B common shares were converted into 2,000, 17,785,600 and nil Class A common shares, respectively.

During the years ended February 28, 2021, 2022 and 2023, 2,240,585, 2,455,216 and 2,310,009 Class A common shares were issued in connection with vested shares, representing 6,721,755, 7,365,648 and 6,930,027 ADSs, respectively.

During the years ended February 28, 2021, 2022 and 2023, 359,178, 56,296 and 26,092 Class A common shares were issued upon exercise of share options, representing 1,077,534, 168,888 and 78,276 ADSs, respectively.

On April 28, 2020, the Company authorized the repurchase of up to $500 million of Class A common shares over the following 12 months. During the year ended February 28, 2021, the Company repurchased 61,667 Class A common shares at an aggregate consideration of $9,852. Such common shares were cancelled upon the completion of the transaction.

On April 19, 2021, the Company authorized the repurchase of up to $1.0 billion of Class A common shares over the following 12 months. During the year ended February 28, 2022, the Company repurchased 1,506,667 Class A common shares at an aggregate consideration of $196,277. Such common shares were cancelled upon the completion of the transaction.

On April 28, 2022, the Company’s board of directors authorized to extend its share repurchase program launched in April 2021 by 12 months. Pursuant to the extended share repurchase program, the Company may repurchase up to $803.7 million of its common shares through April 30, 2023 in accordance with applicable rules and regulations. During the year ended February 28, 2023, the Company repurchased 5,959,339 Class A common shares at an aggregate consideration of $66,368.

On November 12, 2020, the Company entered into a subscription agreement with a global growth investment firm, pursuant to which the Company issued 7,575,756 Class A common shares to the investment firm in a private placement for aggregate proceeds of $1,500,000 which was received on November 20, 2020.On December 28, 2020, the Company entered into a subscription agreement with a group of investors, pursuant to which the Company issued 4,984,051 Class A common shares to the investors in a private placement for aggregate proceeds of $1,000,000 which were received on January 22, 2021.